Trade And Other Payables	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Trade And Other Payables
13. TRADE AND OTHER PAYABLES
As of September 30, 2021 and December 31, 2020, trade and other payables consisted of the following:

In thousands of euro	September 30, 2021	December 31, 2020
Trade payables	24,545	9,144
Accrued expenses	11,270	8,815
Other payables	8,760	16,206

Trade and other payables	44,575	34,165

Other payables are mainly composed of amounts due to national insurance contributions for employees and provisions for unused vacations. In September 2020 the Company received short-term loan from Kinetik S.à r.l (see Note 18).
During the period, the Group has agreed with the UK tax authorities to offset an RDEC and VAT receivable that was due from the UK tax authorities against the PAYE taxes. The total amount netted amounted to EUR 18,738,955.

17. TRADE AND OTHER PAYABLES

	2020	2019
Current liabilities
Trade payables	9,144	9,131
Accrued expenses	8,815	7,165
Other payables	16,206	4,514

	34,165	20,810

Other payables are mainly composed of amounts due to Income Tax and National Insurance contributions for employees and provisions for unused vacations.

Arrival Group [Member]
Statements [Line Items]
Trade And Other Payables	7. TRADE AND OTHER PAYABLES

2020
Current liabilitie s
Other payables and accrued expenses	(3,385)

(3,385)